UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime Funds

(Classes G, G1 and L)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2015 Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

For the annual period ended December 31, 2014, the Great-West SecureFoundation® Lifetime 2015 Fund (Class G shares) returned 5.76%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.54% (composite benchmark return was 6.30%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,083.00	10,158.97	10,341.00	9,953.00
2010	11,094.67	11,344.57	12,115.52	10,603.93
2011	11,161.23	11,504.87	12,234.25	11,435.27
2012	12,410.18	12,849.17	14,199.07	11,916.70
2013	14,209.11	14,815.06	18,893.45	11,675.54
2014	15,027.98	15,748.49	21,295.13	12,372.07

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Since Inception
Class G	5.76%	8.31%	8.20%*
Class G1	5.66%	8.20%	8.10%*
Class L	5.48%	N/A	7.43%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	39.04%
Large Cap Equity	23.82
International Equity	15.56
Mid Cap Equity	10.26
Small Cap Equity	6.16
Fixed Interest Contract	5.16
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class G
Actual	$1,000.00	$1,009.09	$3.32

Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$3.34

Class G1
Actual	$1,000.00	$1,008.20	$3.82

Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84

Class L
Actual	$1,000.00	$1,007.56	$4.62

Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.66% for the Class G shares, 0.76% for the Class G1 shares and 0.91% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2020 Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening

U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2020 Fund (Class G shares) returned 5.75%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.55% (composite benchmark return was 6.30%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,939.00	10,040.00	9,961.00	10,755.00
2012	11,066.08	11,213.14	11,560.74	11,207.79
2013	12,662.09	12,928.72	15,382.85	10,980.97
2014	13,389.85	13,743.30	17,338.28	11,636.06

*For the period January 31, 2011 through December 31, 2011.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Since Inception*
Class G	5.75%	7.74%
Class G1	5.63%	7.65%
Class L	5.52%	7.54%

*Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	39.04%
Large Cap Equity	23.80
International Equity	15.57
Mid Cap Equity	10.26
Small Cap Equity	6.19
Fixed Interest Contract	5.14
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class G
Actual	$1,000.00	$1,008.62	$3.31

Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$3.34

Class G1
Actual	$1,000.00	$1,008.78	$3.82

Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84

Class L
Actual	$1,000.00	$1,007.58	$4.52

Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.66% for the Class G shares, 0.76% for the Class G1 shares and 0.90% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

For the annual period ended December 31, 2014, the Great-West SecureFoundation® Lifetime 2025 Fund (Class G shares) returned 5.70%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.66% (composite benchmark return was 6.36%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	10,199.45	10,341.00	9,953.00
2010	11,157.70	11,451.89	12,115.52	10,603.93
2011	11,050.58	11,433.90	12,234.25	11,435.27
2012	12,388.81	12,865.11	14,199.07	11,916.70
2013	14,405.60	15,062.99	18,893.45	11,675.54
2014	15,227.02	16,020.92	21,295.13	12,372.07

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Since Inception*
Class G	5.70%	8.52%	8.48%*
Class G1	5.62%	8.43%	8.39%*
Class L	5.53%	N/A	7.60%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	37.50%
Large Cap Equity	24.47
International Equity	16.31
Mid Cap Equity	10.58
Small Cap Equity	6.47
Fixed Interest Contract	4.67
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class G
Actual	$1,000.00	$1,007.93	$3.41

Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.44

Class G1
Actual	$1,000.00	$1,007.09	$3.91

Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.94

Class L
Actual	$1,000.00	$1,006.58	$4.62

Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.67% for the Class G shares, 0.77% for the Class G1 shares and 0.91% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

For the annual period ended December 31, 2014, the Great-West SecureFoundation® Lifetime 2030 Fund (Class G shares) returned 5.56%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.78% (composite benchmark return was 6.34%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,624.00	9,731.30	9,961.00	10,755.00
2012	10,923.24	11,087.28	11,560.74	11,207.79
2013	13,065.48	13,367.60	15,382.85	10,980.97
2014	13,792.11	14,214.69	17,338.28	11,636.06

*For the period January 31, 2011 through December 31, 2011.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Since Inception*
Class G	5.56%	8.56%
Class G1	5.51%	8.48%
Class L	5.30%	8.43%

*Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Large Cap Equity	28.58%
Bond	27.51
International Equity	20.95
Mid Cap Equity	12.29
Small Cap Equity	8.17
Fixed Interest Contract	2.50
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class G
Actual	$1,000.00	$1,003.70	$3.51

Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54

Class G1
Actual	$1,000.00	$1,003.71	$4.01

Hypothetical (5% return before expenses)	$1,000.00	$1,021.21	$4.04

Class L
Actual	$1,000.00	$1,002.52	$4.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.69% for the Class G shares, 0.79% for the Class G1 shares and 0.90% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.57%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

For the annual period ended December 31, 2014, the Great-West SecureFoundation® Lifetime 2035 Fund (Class G shares) returned 5.36%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.83% (composite benchmark return was 6.19%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	10,250.66	10,341.00	9,953.00
2010	11,264.06	11,635.07	12,115.52	10,603.93
2011	10,914.88	11,352.64	12,234.25	11,435.27
2012	12,509.54	13,060.37	14,199.07	11,916.70
2013	15,299.52	16,109.27	18,893.45	11,675.54
2014	16,119.09	17,105.74	21,295.13	12,372.07

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Since Inception
Class G	5.36%	9.77%	9.76%*
Class G1	5.27%	9.69%	9.69%*
Class L	5.30%	N/A	8.92%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Large Cap Equity	31.82%
International Equity	25.54
Bond	18.04
Mid Cap Equity	13.71
Small Cap Equity	9.84
Fixed Interest Contract	1.05
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class G
Actual	$1,000.00	$999.78	$3.60

Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64

Class G1
Actual	$1,000.00	$999.64	$4.10

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.14

Class L
Actual	$1,000.00	$998.95	$3.70

Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.74

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.74% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

For the annual period ended December 31, 2014, the Great-West SecureFoundation® Lifetime 2040 Fund (Class G shares) returned 5.02%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.93% (composite benchmark return was 5.94%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,460.00	9,568.07	9,961.00	10,755.00
2012	10,905.49	11,066.25	11,560.74	11,207.79
2013	13,477.34	13,802.25	15,382.85	10,980.97
2014	14,153.96	14,622.62	17,338.28	11,636.06

*For the period January 31, 2011 through December 31, 2011.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Since Inception*
Class G	5.02%	9.27%
Class G1	4.97%	9.20%
Class L	5.07%	9.29%

*Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Large Cap Equity	33.35%
International Equity	29.28
Mid Cap Equity	14.34
Bond	11.64
Small Cap Equity	11.06
Fixed Interest Contract	0.33
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class G
Actual	$1,000.00	$995.76	$3.59

Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64

Class G1
Actual	$1,000.00	$995.65	$4.09

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.14

Class L
Actual	$1,000.00	$995.73	$3.89

Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.94

*Expenses are equal to the Fund’s annualized expense ratio of 0.72% for the Class G shares, 0.82% for the Class G1 shares and 0.77% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.60%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

For the annual period ended December 31, 2014, the Great-West SecureFoundation® Lifetime 2045 Fund (Class G shares) returned 4.72%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.96% (composite benchmark return was 5.68%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,160.00	10,258.75	10,341.00	9,953.00
2010	11,319.26	11,671.13	12,115.52	10,603.93
2011	10,871.01	11,280.55	12,234.25	11,435.27
2012	12,565.80	13,073.72	14,199.07	11,916.70
2013	15,558.44	16,326.54	18,893.45	11,675.54
2014	16,292.48	17,253.95	21,295.13	12,372.07

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Since Inception
Class G	4.72%	9.90%	9.91%*
Class G1	4.58%	9.80%	9.80%*
Class L	4.58%	N/A	9.17%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Large Cap Equity	33.07%
International Equity	31.76
Mid Cap Equity	14.23
Small Cap Equity	11.78
Bond	9.16
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class G
Actual	$1,000.00	$993.19	$3.59

Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64

Class G1
Actual	$1,000.00	$992.34	$4.08

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.14

Class L
Actual	$1,000.00	$992.84	$4.48

Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.72% for the Class G shares, 0.82% for the Class G1 shares and 0.90% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.60%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

For the annual period ended December 31, 2014, the Great-West SecureFoundation® Lifetime 2050 Fund (Class G shares) returned 4.54%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.88% (composite benchmark return was 5.42%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,393.00	9,500.71	9,961.00	10,755.00
2012	10,864.88	11,020.77	11,560.74	11,207.79
2013	13,417.09	13,736.81	15,382.85	10,980.97
2014	14,025.97	14,481.76	17,338.28	11,636.06

*For the period January 31, 2011 through December 31, 2011.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Since Inception*
Class G	4.54%	9.02%
Class G1	4.34%	8.91%
Class L	4.51%	9.02%

*Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
International Equity	33.57%
Large Cap Equity	32.11
Mid Cap Equity	13.78
Small Cap Equity	12.14
Bond	8.40
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class G
Actual	$1,000.00	$991.16	$3.58

Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64

Class G1
Actual	$1,000.00	$990.33	$4.08

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.14

Class L
Actual	$1,000.00	$991.16	$3.58

Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64

*Expenses are equal to the Fund’s annualized expense ratio of 0.72% for the Class G shares, 0.82% for the Class G1 shares and 0.72% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.60%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S.

large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

For the annual period ended December 31, 2014, the Great-West SecureFoundation® Lifetime 2055 Fund (Class G shares) returned 4.25%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.92% (composite benchmark return was 5.17%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,148.00	10,256.94	10,341.00	9,953.00
2010	11,286.61	11,660.92	12,115.52	10,603.93
2011	10,787.74	11,205.81	12,234.25	11,435.27
2012	12,484.65	13,004.74	14,199.07	11,916.70
2013	15,377.02	16,158.58	18,893.45	11,675.54
2014	16,030.09	16,993.67	21,295.13	12,372.07

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Since Inception
Class G	4.25%	9.57%	9.56%*
Class G1	4.07%	9.46%	9.45%*
Class L	4.27%	N/A	8.84%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
International Equity	35.24%
Large Cap Equity	30.97
Mid Cap Equity	13.29
Small Cap Equity	12.47
Bond	8.03
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/01/14-12/31/14)
Class G
Actual	$1,000.00	$989.07	$3.58

Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64

Class G1
Actual	$1,000.00	$987.66	$4.07

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.14

Class L
Actual	$1,000.00	$988.92	$3.58

Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.71% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Funds annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
2,213,234	Great-West Bond Index Fund Initial Class(a)	$	30,254,909

TOTAL BOND MUTUAL FUNDS — 39.05%
(Cost $30,341,390)		$	30,254,909

EQUITY MUTUAL FUNDS
990,308	Great-West International Index Fund Initial Class(a)		10,378,431
1,023,729	Great-West S&P 500® Index Fund Initial Class(a)		18,457,833
541,811	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		7,953,779
377,623	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		4,776,923

Shares			Fair Value

Equity Mutual Funds — (continued)
158,009	Northern Emerging Markets Equity Index Fund	$	1,676,477

TOTAL EQUITY MUTUAL FUNDS — 55.81%
(Cost $38,498,089)		$	43,243,443

Account Balance

FIXED INTEREST CONTRACT
3,995,076(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		3,995,076

TOTAL FIXED INTEREST CONTRACT — 5.16%
(Cost $3,995,076)		$	3,995,076

TOTAL INVESTMENTS — 100.02%
(Cost $72,834,555)		$	77,493,428

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(13,341)

TOTAL NET ASSETS — 100.00%		$	77,480,087

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
781,925	Great-West Bond Index Fund Initial Class(a)	$	10,688,916

TOTAL BOND MUTUAL FUNDS — 39.04%
(Cost $10,613,269)		$	10,688,916

EQUITY MUTUAL FUNDS
350,336	Great-West International Index Fund Initial Class(a)		3,671,524
361,438	Great-West S&P 500® Index Fund Initial Class(a)		6,516,724
191,399	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		2,809,736
133,927	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		1,694,178

Shares			Fair Value

Equity Mutual Funds — (continued)
55,679	Northern Emerging Markets Equity Index Fund	$	590,753

TOTAL EQUITY MUTUAL FUNDS — 55.83%
(Cost $14,766,650)		$	15,282,915

Account Balance

FIXED INTEREST CONTRACT
1,408,455(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		1,408,455

TOTAL FIXED INTEREST CONTRACT — 5.14%
(Cost $1,408,455)		$	1,408,455

TOTAL INVESTMENTS — 100.01%
(Cost $26,788,374)		$	27,380,286

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(3,815)

TOTAL NET ASSETS — 100.00%		$	27,376,471

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
1,948,889	Great-West Bond Index Fund Initial Class(a)	$	26,641,317

TOTAL BOND MUTUAL FUNDS — 37.51%
(Cost $26,635,013)		$	26,641,317

EQUITY MUTUAL FUNDS
946,873	Great-West International Index Fund Initial Class(a)		9,923,225
964,025	Great-West S&P 500® Index Fund Initial Class(a)		17,381,378
511,901	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		7,514,708
363,096	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		4,593,167

Shares			Fair Value

Equity Mutual Funds — (continued)
156,517	Northern Emerging Markets Equity Index Fund	$	1,660,639

TOTAL EQUITY MUTUAL FUNDS — 57.83%
(Cost $36,154,634)		$	41,073,117

Account Balance

FIXED INTEREST CONTRACT
3,320,248(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		3,320,248

TOTAL FIXED INTEREST CONTRACT — 4.68%
(Cost $3,320,248)		$	3,320,248

TOTAL INVESTMENTS — 100.02%
(Cost $66,109,895)		$	71,034,682

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(11,634)

TOTAL NET ASSETS — 100.00%		$	71,023,048

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
659,258	Great-West Bond Index Fund Initial Class(a)	$	9,012,054

TOTAL BOND MUTUAL FUNDS — 27.52%
(Cost $8,954,733)		$	9,012,054

EQUITY MUTUAL FUNDS
546,678	Great-West International Index Fund Initial Class(a)		5,729,188
519,226	Great-West S&P 500® Index Fund Initial Class(a)		9,361,643
274,159	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		4,024,656
211,538	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,675,956

Shares			Fair Value

Equity Mutual Funds — (continued)
106,720	Northern Emerging Markets Equity Index Fund	$	1,132,297

TOTAL EQUITY MUTUAL FUNDS — 69.99%
(Cost $22,567,327)		$	22,923,740

Account Balance

FIXED INTEREST CONTRACT
818,344(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		818,344

TOTAL FIXED INTEREST CONTRACT — 2.50%
(Cost $818,344)		$	818,344

TOTAL INVESTMENTS — 100.01%
(Cost $32,340,404)		$	32,754,138

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(4,197)

TOTAL NET ASSETS — 100.00%		$	32,749,941

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
839,488	Great-West Bond Index Fund Initial Class(a)	$	11,475,805

TOTAL BOND MUTUAL FUNDS — 18.04%
(Cost $11,436,233)		$	11,475,805

EQUITY MUTUAL FUNDS
1,257,422	Great-West International Index Fund Initial Class(a)		13,177,779
1,122,429	Great-West S&P 500® Index Fund Initial Class(a)		20,237,390
594,105	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		8,721,468
494,697	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		6,257,916

Shares			Fair Value

Equity Mutual Funds — (continued)
289,139	Northern Emerging Markets Equity Index Fund	$	3,067,759

TOTAL EQUITY MUTUAL FUNDS — 80.92%
(Cost $47,569,466)		$	51,462,312

Account Balance

FIXED INTEREST CONTRACT
671,040(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		671,040

TOTAL FIXED INTEREST CONTRACT — 1.05%
(Cost $671,040)		$	671,040

TOTAL INVESTMENTS — 100.01%
(Cost $59,676,739)		$	63,609,157

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(9,534)

TOTAL NET ASSETS — 100.00%		$	63,599,623

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
167,128	Great-West Bond Index Fund Initial Class(a)	$	2,284,634

TOTAL BOND MUTUAL FUNDS — 11.64%
(Cost $2,270,606)		$	2,284,634

EQUITY MUTUAL FUNDS
432,679	Great-West International Index Fund Initial Class(a)		4,534,480
363,113	Great-West S&P 500® Index Fund Initial Class(a)		6,546,923
191,769	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		2,815,165
171,647	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,171,332

Shares			Fair Value

Equity Mutual Funds — (continued)
114,510	Northern Emerging Markets Equity Index Fund	$	1,214,957

TOTAL EQUITY MUTUAL FUNDS — 88.04%
(Cost $17,146,815)		$	17,282,857

Account Balance

FIXED INTEREST CONTRACT
65,050(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		65,050

TOTAL FIXED INTEREST CONTRACT — 0.33%
(Cost $65,050)		$	65,050

TOTAL INVESTMENTS — 100.01%
(Cost $19,482,471)		$	19,632,541

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(2,598)

TOTAL NET ASSETS — 100.00%		$	19,629,943

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
168,149	Great-West Bond Index Fund Initial Class(a)	$	2,298,597

TOTAL BOND MUTUAL FUNDS — 9.17%
(Cost $2,296,114)		$	2,298,597

EQUITY MUTUAL FUNDS
582,428	Great-West International Index Fund Initial Class(a)		6,103,844
460,054	Great-West S&P 500® Index Fund Initial Class(a)		8,294,777
243,109	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		3,568,840

Shares			Fair Value

Equity Mutual Funds — (continued)
233,514	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	2,953,958
175,496	Northern Emerging Markets Equity Index Fund		1,862,012

TOTAL EQUITY MUTUAL FUNDS — 90.85%
(Cost $20,685,815)		$	22,783,431

TOTAL INVESTMENTS — 100.02%
(Cost $22,981,929)		$	25,082,028

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(3,969)

TOTAL NET ASSETS — 100.00%		$	25,078,059

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
51,965	Great-West Bond Index Fund Initial Class(a)	$	710,364

TOTAL BOND MUTUAL FUNDS — 8.40%
(Cost $705,457)		$	710,364

EQUITY MUTUAL FUNDS
201,657	Great-West International Index Fund Initial Class(a)		2,113,367
150,570	Great-West S&P 500® Index Fund Initial Class(a)		2,714,764
79,338	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,164,678

Shares			Fair Value

Equity Mutual Funds — (continued)
81,168	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	1,026,778
68,325	Northern Emerging Markets Equity Index Fund		724,930

TOTAL EQUITY MUTUAL FUNDS — 91.61%
(Cost $7,851,323)		$	7,744,517

TOTAL INVESTMENTS — 100.01%
(Cost $8,556,780)		$	8,454,881

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(1,039)

TOTAL NET ASSETS — 100.00%		$	8,453,842

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
21,611	Great-West Bond Index Fund Initial Class(a)	$	295,423

TOTAL BOND MUTUAL FUNDS — 8.04%
(Cost $294,039)		$	295,423

EQUITY MUTUAL FUNDS
89,175	Great-West International Index Fund Initial Class(a)		934,556
63,140	Great-West S&P 500® Index Fund Initial Class(a)		1,138,408
33,272	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		488,433

Shares			Fair Value

Equity Mutual Funds — (continued)
36,241	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	458,447
34,007	Northern Emerging Markets Equity Index Fund		360,815

TOTAL EQUITY MUTUAL FUNDS — 91.98%
(Cost $3,189,097)		$	3,380,659

TOTAL INVESTMENTS — 100.02%
(Cost $3,483,136)		$	3,676,082

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(569)

TOTAL NET ASSETS — 100.00%		$	3,675,513

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

ASSETS:
Investments at fair value, affiliated(a)	$75,816,951	$26,789,533	$69,374,043
Investments at fair value, unaffiliated(b)	1,676,477	590,753	1,660,639
Subscriptions receivable	83,844	34,535	82,627
Receivable for investments sold	158,604	–	88,689

Total Assets	77,735,876	27,414,821	71,205,998

LIABILITIES:
Payable to investment adviser	8,407	2,951	7,708
Redemptions payable	242,448	2,378	122,464
Payable for investments purchased	–	32,157	48,852
Payable for distribution fees	4,934	864	3,926

Total Liabilities	255,789	38,350	182,950

NET ASSETS	$77,480,087	$27,376,471	$71,023,048

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$677,146	$230,128	$596,935
Paid-in capital in excess of par	71,535,751	26,241,067	64,697,036
Net unrealized appreciation	4,658,873	591,912	4,924,787
Undistributed net investment income	2,054	100	–
Accumulated net realized gain	606,263	313,264	804,290

NET ASSETS	$77,480,087	$27,376,471	$71,023,048

NET ASSETS BY CLASS
Class G	$27,038,257	$18,134,457	$25,242,279

Class G1	$45,333,883	$8,566,900	$45,442,900

Class L	$5,107,947	$675,114	$337,869

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	2,362,187	1,524,671	2,129,815
Class G1	3,918,630	720,060	3,808,097
Class L	490,642	56,547	31,434

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.45	$11.89	$11.85

Class G1	$11.57	$11.90	$11.93

Class L	$10.41	$11.94	$10.75

(a) Cost of investments, affiliated	$71,036,942	$26,145,200	$64,330,921
(b) Cost of investments, unaffiliated	$1,797,613	$643,174	$1,778,974

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

ASSETS:
Investments at fair value, affiliated(a)	$31,621,841	$60,541,398	$18,417,584
Investments at fair value, unaffiliated(b)	1,132,297	3,067,759	1,214,957
Subscriptions receivable	191,688	106,512	54,444

Total Assets	32,945,826	63,715,669	19,686,985

LIABILITIES:
Payable to investment adviser	3,526	6,867	2,121
Redemptions payable	248	7	15
Payable for investments purchased	191,440	106,504	54,429
Payable for distribution fees	671	2,668	477

Total Liabilities	195,885	116,046	57,042

NET ASSETS	$32,749,941	$63,599,623	$19,629,943

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$265,065	$501,601	$157,376
Paid-in capital in excess of par	31,596,412	58,343,949	18,997,560
Net unrealized appreciation	413,734	3,932,418	150,070
Undistributed net investment income	57	1,764	–
Accumulated net realized gain	474,673	819,891	324,937

NET ASSETS	$32,749,941	$63,599,623	$19,629,943

NET ASSETS BY CLASS
Class G	$24,972,447	$32,021,113	$13,959,179

Class G1	$7,630,461	$31,556,094	$5,653,064

Class L	$147,033	$22,416	$17,700

CAPITAL STOCK:
Authorized
Class G	33,000,000	75,000,000	33,000,000
Class G1	33,000,000	75,000,000	33,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	2,021,918	2,532,994	1,118,884
Class G1	616,907	2,481,056	453,467
Class L	11,825	1,964	1,408

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.35	$12.64	$12.48

Class G1	$12.37	$12.72	$12.47

Class L	$12.43	$11.41	$12.57

(a) Cost of investments, affiliated	$31,088,908	$56,341,881	$18,140,751
(b) Cost of investments, unaffiliated	$1,251,496	$3,334,858	$1,341,720

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

ASSETS:
Investments at fair value, affiliated(a)	$23,220,016	$7,729,951	$3,315,267
Investments at fair value, unaffiliated(b)	1,862,012	724,930	360,815
Subscriptions receivable	73,341	64,632	45,775
Receivable for investments sold	1,405	–	–

Total Assets	25,156,774	8,519,513	3,721,857

LIABILITIES:
Payable to investment adviser	2,699	900	390
Redemptions payable	16,690	76	420
Payable for investments purchased	58,056	64,556	45,354
Payable for distribution fees	1,270	139	180

Total Liabilities	78,715	65,671	46,344

NET ASSETS	$25,078,059	$8,453,842	$3,675,513

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$199,121	$67,397	$29,480
Paid-in capital in excess of par	22,429,846	8,367,824	3,405,427
Net unrealized appreciation (depreciation)	2,100,099	(101,899)	192,946
Accumulated net realized gain	348,993	120,520	47,660

NET ASSETS	$25,078,059	$8,453,842	$3,675,513

NET ASSETS BY CLASS
Class G	$10,018,145	$6,748,446	$1,532,438

Class G1	$15,042,291	$1,687,868	$2,125,667

Class L	$17,623	$17,528	$17,408

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	795,161	537,769	122,804
Class G1	1,194,476	134,806	170,425
Class L	1,576	1,391	1,571

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.60	$12.55	$12.48

Class G1	$12.59	$12.52	$12.47

Class L	$11.18	$12.60	$11.08

(a) Cost of investments, affiliated	$20,980,243	$7,755,711	$3,094,867
(b) Cost of investments, unaffiliated	$2,001,686	$801,069	$388,269

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

INVESTMENT INCOME:
Interest, affiliated	$50,639	$14,043	$36,761
Dividends, affiliated	1,152,798	364,905	1,010,283
Dividends, unaffiliated	43,343	15,471	43,279

Total Income	1,246,780	394,419	1,090,323

EXPENSES:
Management fees	78,021	21,715	66,991
Distribution fees - Class G1	46,787	8,326	44,418
Distribution fees - Class L	10,560	1,158	1,073

Total Expenses	135,368	31,199	112,482

Less amount waived by distributor - Class L	–	40	40

Net Expenses	135,368	31,159	112,442

NET INVESTMENT INCOME	1,111,412	363,260	977,881

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,475,550	509,362	1,992,848
Net realized gain (loss) on investments, unaffiliated	44,917	(457)	38,702
Realized gain distributions received, affiliated	856,614	288,888	804,388

Net Realized Gain	4,377,081	797,793	2,835,938

Net change in unrealized depreciation on investments	(1,947,129)	(208,651)	(809,862)

Net Realized and Unrealized Gain	2,429,952	589,142	2,026,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,541,364	$952,402	$3,003,957

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

INVESTMENT INCOME:
Interest, affiliated	$5,616	$5,937	$428
Dividends, affiliated	378,442	805,234	224,500
Dividends, unaffiliated	29,442	79,753	31,911

Total Income	413,500	890,924	256,839

EXPENSES:
Management fees	19,085	50,000	11,636
Distribution fees - Class G1	6,945	30,357	5,302
Distribution fees - Class L	265	48	53

Total Expenses	26,295	80,405	16,991

Less amount waived by distributor - Class L	40	42	44

Net Expenses	26,255	80,363	16,947

NET INVESTMENT INCOME	387,245	810,561	239,892

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	382,369	1,099,535	297,148
Net realized gain on investments, unaffiliated	4,612	28,715	2,272
Realized gain distributions received, affiliated	384,639	880,655	272,114

Net Realized Gain	771,620	2,008,905	571,534

Net change in unrealized depreciation on investments	(461,063)	(1,002,845)	(505,326)

Net Realized and Unrealized Gain	310,557	1,006,060	66,208

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$697,802	$1,816,621	$306,100

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

INVESTMENT INCOME:
Dividends, affiliated	$320,583	$91,574	$45,782
Dividends, unaffiliated	48,674	19,085	9,434

Total Income	369,257	110,659	55,216

EXPENSES:
Management fees	21,906	4,295	3,209
Distribution fees - Class G1	14,353	1,511	1,945
Distribution fees - Class L	145	44	17

Total Expenses	36,404	5,850	5,171

Less amount waived by distributor - Class G1	–	18	25
Less amount waived by distributor - Class L	44	44	17

Net Expenses	36,360	5,788	5,129

NET INVESTMENT INCOME	332,897	104,871	50,087

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	444,726	104,653	128,899
Net realized gain on investments, unaffiliated	27,444	1,028	4,579
Realized gain distributions received, affiliated	382,407	115,280	55,733

Net Realized Gain	854,577	220,961	189,211

Net change in unrealized depreciation on investments	(428,473)	(260,287)	(160,814)

Net Realized and Unrealized Gain (Loss)	426,104	(39,326)	28,397

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$759,001	$65,545	$78,484

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West SecureFoundation® Lifetime 2015 Fund

OPERATIONS:
Net investment income	$1,111,412	$929,443
Net realized gain	4,377,081	2,360,439
Net change in unrealized appreciation (depreciation)	(1,947,129)	4,522,462

Net Increase in Net Assets Resulting from Operations	3,541,364	7,812,344

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(355,730)	(121,634)
Class G1	(681,981)	(755,023)
Class L	(73,917)	(50,904)

From net investment income	(1,111,628)	(927,561)

From net realized gains
Class G	(1,155,119)	(248,978)
Class G1	(2,247,248)	(1,691,332)
Class L	(270,031)	(126,285)

From net realized gains	(3,672,398)	(2,066,595)

Total Distributions	(4,784,026)	(2,994,156)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	21,542,059	3,988,006
Class G1	8,275,182	13,411,758
Class L	2,597,020	1,314,608
Shares issued in reinvestment of distributions
Class G	1,510,849	370,612
Class G1	2,929,229	2,446,355
Class L	343,948	177,189
Shares redeemed
Class G	(2,581,380)	(2,410,326)
Class G1	(15,423,437)	(18,206,368)
Class L	(1,182,689)	(578,858)

Net Increase in Net Assets Resulting from Capital Share Transactions	18,010,781	512,976

Total Increase in Net Assets	16,768,119	5,331,164

NET ASSETS:
Beginning of year	60,711,968	55,380,804

End of year(a)	$77,480,087	$60,711,968

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,812,177	352,676
Class G1	693,403	1,174,454
Class L	240,666	125,293
Shares issued in reinvestment of distributions
Class G	130,772	32,280
Class G1	249,324	211,373
Class L	32,537	16,845
Shares redeemed
Class G	(219,079)	(211,879)
Class G1	(1,286,855)	(1,591,990)
Class L	(109,584)	(56,008)

Net Increase	1,543,361	53,044

(a) Including undistributed net investment income:	$2,054	$1,882

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West SecureFoundation® Lifetime 2020 Fund

OPERATIONS:
Net investment income	$363,260	$182,449
Net realized gain	797,793	273,180
Net change in unrealized appreciation (depreciation)	(208,651)	733,664

Net Increase in Net Assets Resulting from Operations	952,402	1,189,293

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(231,799)	(81,548)
Class G1	(123,541)	(125,819)
Class L	(7,932)	(4,534)

From net investment income	(363,272)	(211,901)

From net realized gains
Class G	(348,778)	(60,130)
Class G1	(212,468)	(100,079)
Class L	(16,061)	(3,957)

From net realized gains	(577,307)	(164,166)

Total Distributions	(940,579)	(376,067)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	13,883,277	3,760,562
Class G1	2,692,063	5,080,895
Class L	367,331	4
Shares issued in reinvestment of distributions
Class G	580,577	141,678
Class G1	336,009	225,898
Class L	23,993	8,491
Shares redeemed
Class G	(1,649,862)	(394,703)
Class G1	(2,569,639)	(1,123,057)
Class L	(21,955)	(17,112)

Net Increase in Net Assets Resulting from Capital Share Transactions	13,641,794	7,682,656

Total Increase in Net Assets	13,653,617	8,495,882

NET ASSETS:
Beginning of year	13,722,854	5,226,972

End of year(a)	$27,376,471	$13,722,854

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,150,139	327,958
Class G1	224,915	453,248
Class L	30,484	1
Shares issued in reinvestment of distributions
Class G	48,460	12,206
Class G1	27,941	19,590
Class L	1,991	735
Shares redeemed
Class G	(136,062)	(35,559)
Class G1	(215,677)	(100,127)
Class L	(1,819)	(1,513)

Net Increase	1,130,372	676,539

(a) Including undistributed net investment income:	$100	$0

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West SecureFoundation® Lifetime 2025 Fund

OPERATIONS:
Net investment income	$977,881	$752,217
Net realized gain	2,835,938	2,051,626
Net change in unrealized appreciation (depreciation)	(809,862)	4,178,576

Net Increase in Net Assets Resulting from Operations	3,003,957	6,982,419

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(314,840)	(68,241)
Class G1	(658,491)	(676,153)
Class L	(4,664)	(8,681)

From net investment income	(977,995)	(753,075)

From net realized gains
Class G	(619,571)	(138,965)
Class G1	(1,611,945)	(1,519,672)
Class L	(14,871)	(19,509)

From net realized gains	(2,246,387)	(1,678,146)

Total Distributions	(3,224,382)	(2,431,221)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	21,867,051	3,433,811
Class G1	7,110,891	9,678,445
Class L	35,347	535,883
Shares issued in reinvestment of distributions
Class G	934,411	207,206
Class G1	2,270,436	2,195,825
Class L	19,535	28,190
Shares redeemed
Class G	(1,361,187)	(2,435,866)
Class G1	(8,130,589)	(13,490,136)
Class L	(261,949)	(242,448)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	22,483,946	(89,090)

Total Increase in Net Assets	22,263,521	4,462,108

NET ASSETS:
Beginning of year	48,759,527	44,297,419

End of year	$71,023,048	$48,759,527

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,806,586	295,748
Class G1	587,602	835,673
Class L	3,189	50,654
Shares issued in reinvestment of distributions
Class G	78,192	17,741
Class G1	187,489	186,931
Class L	1,786	2,650
Shares redeemed
Class G	(111,744)	(210,989)
Class G1	(670,589)	(1,164,830)
Class L	(24,000)	(23,051)

Net Increase (Decrease)	1,858,511	(9,473)

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West SecureFoundation® Lifetime 2030 Fund

OPERATIONS:
Net investment income	$387,245	$118,806
Net realized gain	771,620	278,172
Net change in unrealized appreciation (depreciation)	(461,063)	750,068

Net Increase in Net Assets Resulting from Operations	697,802	1,147,046

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(284,807)	(32,660)
Class G1	(100,726)	(85,198)
Class L	(1,674)	(1,265)

From net investment income	(387,207)	(119,123)

From net realized gains
Class G	(251,432)	(49,416)
Class G1	(151,256)	(141,709)
Class L	(2,463)	(2,291)

From net realized gains	(405,151)	(193,416)

Total Distributions	(792,358)	(312,539)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	22,850,898	590,464
Class G1	2,016,941	2,591,854
Class L	45,195	–
Shares issued in reinvestment of distributions
Class G	536,239	82,076
Class G1	251,982	226,907
Class L	4,137	3,556
Shares redeemed
Class G	(267,528)	(194,121)
Class G1	(764,117)	(590,068)
Class L	–	(26,333)

Net Increase in Net Assets Resulting from Capital Share Transactions	24,673,747	2,684,335

Total Increase in Net Assets	24,579,191	3,518,842

NET ASSETS:
Beginning of year	8,170,750	4,651,908

End of year(a)	$32,749,941	$8,170,750

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,829,995	51,786
Class G1	162,913	224,436
Class L	3,668	–
Shares issued in reinvestment of distributions
Class G	43,118	6,874
Class G1	20,109	18,944
Class L	329	296
Shares redeemed
Class G	(21,453)	(16,479)
Class G1	(61,565)	(50,069)
Class L	–	(2,232)

Net Increase	1,977,114	233,556

(a) Including undistributed net investment income:	$57	$19

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West SecureFoundation® Lifetime 2035 Fund

OPERATIONS:
Net investment income	$810,561	$461,920
Net realized gain	2,008,905	1,148,919
Net change in unrealized appreciation (depreciation)	(1,002,845)	3,933,526

Net Increase in Net Assets Resulting from Operations	1,816,621	5,544,365

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(386,881)	(38,911)
Class G1	(423,298)	(420,826)
Class L	(350)	(451)

From net investment income	(810,529)	(460,188)

From net realized gains
Class G	(463,773)	(83,062)
Class G1	(740,507)	(962,588)
Class L	(584)	(1,503)

From net realized gains	(1,204,864)	(1,047,153)

Total Distributions	(2,015,393)	(1,507,341)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	31,021,199	2,643,877
Class G1	5,801,579	6,653,779
Class L	4,930	83,341
Shares issued in reinvestment of distributions
Class G	850,654	121,973
Class G1	1,163,805	1,383,414
Class L	934	1,954
Shares redeemed
Class G	(1,607,066)	(2,150,301)
Class G1	(3,849,129)	(7,818,816)
Class L	–	(126,734)

Net Increase in Net Assets Resulting from Capital Share Transactions	33,386,906	792,487

Total Increase in Net Assets	33,188,134	4,829,511

NET ASSETS:
Beginning of year	30,411,489	25,581,978

End of year(a)	$63,599,623	$30,411,489

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	2,406,996	220,126
Class G1	455,603	558,028
Class L	417	8,228
Shares issued in reinvestment of distributions
Class G	66,792	9,932
Class G1	90,117	111,916
Class L	80	182
Shares redeemed
Class G	(127,765)	(178,335)
Class G1	(302,516)	(661,194)
Class L	–	(11,560)

Net Increase	2,589,724	57,323

(a) Including undistributed net investment income:	$1,764	$1,732

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West SecureFoundation® Lifetime 2040 Fund

OPERATIONS:
Net investment income	$239,892	$77,116
Net realized gain	571,534	193,116
Net change in unrealized appreciation (depreciation)	(505,326)	545,719

Net Increase in Net Assets Resulting from Operations	306,100	815,951

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(165,767)	(5,253)
Class G1	(73,900)	(70,424)
Class L	(225)	(1,453)

From net investment income	(239,892)	(77,130)

From net realized gains
Class G	(178,496)	(10,759)
Class G1	(124,304)	(154,607)
Class L	(394)	(2,881)

From net realized gains	(303,194)	(168,247)

Total Distributions	(543,086)	(245,377)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	13,813,521	190,736
Class G1	1,617,336	2,573,583
Class L	–	84,836
Shares issued in reinvestment of distributions
Class G	344,263	16,011
Class G1	198,204	225,032
Class L	619	4,334
Shares redeemed
Class G	(240,689)	(8,855)
Class G1	(956,200)	(832,412)
Class L	(89,963)	–

Net Increase in Net Assets Resulting from Capital Share Transactions	14,687,091	2,253,265

Total Increase in Net Assets	14,450,105	2,823,839

NET ASSETS:
Beginning of year	5,179,838	2,355,999

End of year	$19,629,943	$5,179,838

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,083,374	16,359
Class G1	128,520	224,040
Class L	–	6,982
Shares issued in reinvestment of distributions
Class G	27,393	1,317
Class G1	15,642	18,572
Class L	48	352
Shares redeemed
Class G	(19,062)	(762)
Class G1	(75,468)	(71,022)
Class L	(7,266)	–

Net Increase	1,153,181	195,838

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West SecureFoundation® Lifetime 2045 Fund

OPERATIONS:
Net investment income	$332,897	$222,618
Net realized gain	854,577	716,349
Net change in unrealized appreciation (depreciation)	(428,473)	2,030,538

Net Increase in Net Assets Resulting from Operations	759,001	2,969,505

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(128,887)	(16,793)
Class G1	(203,601)	(205,524)
Class L	(409)	(320)

From net investment income	(332,897)	(222,637)

From net realized gains
Class G	(169,937)	(44,880)
Class G1	(417,522)	(587,720)
Class L	(557)	(836)

From net realized gains	(588,016)	(633,436)

Total Distributions	(920,913)	(856,073)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	9,566,905	584,694
Class G1	3,094,677	3,759,590
Class L	89,963	–
Shares issued in reinvestment of distributions
Class G	298,824	61,673
Class G1	621,123	793,244
Class L	966	1,156
Shares redeemed
Class G	(309,974)	(2,703,766)
Class G1	(2,105,376)	(3,367,505)
Class L	(94,772)	–

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,162,336	(870,914)

Total Increase in Net Assets	11,000,424	1,242,518

NET ASSETS:
Beginning of year	14,077,635	12,835,117

End of year	$25,078,059	$14,077,635

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	742,483	49,619
Class G1	242,435	313,796
Class L	8,105	–
Shares issued in reinvestment of distributions
Class G	23,479	5,067
Class G1	48,365	63,942
Class L	84	105
Shares redeemed
Class G	(24,245)	(219,781)
Class G1	(163,508)	(279,318)
Class L	(8,128)	–

Net Increase (Decrease)	869,070	(66,570)

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West SecureFoundation® Lifetime 2050 Fund

OPERATIONS:
Net investment income	$104,871	$21,262
Net realized gain	220,961	32,734
Net change in unrealized appreciation (depreciation)	(260,287)	140,797

Net Increase in Net Assets Resulting from Operations	65,545	194,793

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(82,277)	(2,380)
Class G1	(22,342)	(18,622)
Class L	(252)	(266)

From net investment income	(104,871)	(21,268)

From net realized gains
Class G	(80,616)	(2,364)
Class G1	(32,221)	(19,015)
Class L	(354)	(258)

From net realized gains	(113,191)	(21,637)

Total Distributions	(218,062)	(42,905)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	6,743,912	119,740
Class G1	897,145	892,391
Shares issued in reinvestment of distributions
Class G	162,893	4,744
Class G1	54,563	37,637
Class L	606	524
Shares redeemed
Class G	(151,794)	(32,047)
Class G1	(533,974)	(100,729)

Net Increase in Net Assets Resulting from Capital Share Transactions	7,173,351	922,260

Total Increase in Net Assets	7,020,834	1,074,148

NET ASSETS:
Beginning of year	1,433,008	358,860

End of year	$8,453,842	$1,433,008

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	524,352	10,400
Class G1	71,008	78,494
Shares issued in reinvestment of distributions
Class G	12,879	388
Class G1	4,285	3,084
Class L	47	42
Shares redeemed
Class G	(12,044)	(2,764)
Class G1	(42,009)	(8,746)

Net Increase	558,518	80,898

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West SecureFoundation® Lifetime 2055 Fund

OPERATIONS:
Net investment income	$50,087	$33,996
Net realized gain	189,211	68,759
Net change in unrealized appreciation (depreciation)	(160,814)	275,631

Net Increase in Net Assets Resulting from Operations	78,484	378,386

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(20,319)	(9,103)
Class G1	(29,470)	(24,587)
Class L	(298)	(306)

From net investment income	(50,087)	(33,996)

From net realized gains
Class G	(57,747)	(11,614)
Class G1	(100,351)	(33,608)
Class L	(925)	(387)

From net realized gains	(159,023)	(45,609)

Total Distributions	(209,110)	(79,605)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,363,458	284,471
Class G1	826,267	602,906
Shares issued in reinvestment of distributions
Class G	78,066	20,717
Class G1	129,821	58,195
Class L	1,223	693
Shares redeemed
Class G	(398,639)	(86,233)
Class G1	(394,686)	(375,479)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,605,510	505,270

Total Increase in Net Assets	1,474,884	804,051

NET ASSETS:
Beginning of year	2,200,629	1,396,578

End of year	$3,675,513	$2,200,629

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	104,242	24,156
Class G1	63,708	50,719
Shares issued in reinvestment of distributions
Class G	6,182	1,654
Class G1	10,191	4,653
Class L	107	62
Shares redeemed
Class G	(31,856)	(7,054)
Class G1	(30,525)	(31,344)

Net Increase	122,049	42,846

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2015 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$11.59		$10.67		$9.90		$10.61	$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(a)	0.21	(a)	0.22	(a)	0.73	0.21
Net realized and unrealized gain (loss)	0.38		1.32		0.88		(0.63)	0.77

Total From Investment Operations	0.66		1.53		1.10		0.06	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.20)		(0.21)		(0.68)	(0.26)
From net realized gains	(0.60)		(0.41)		(0.12)		(0.09)	(0.08)

Total Distributions	(0.80)		(0.61)		(0.33)		(0.77)	(0.34)

NET ASSET VALUE, END OF YEAR	$11.45		$11.59		$10.67		$9.90	$10.61

TOTAL RETURN(b) (c)	5.76%		14.50%		11.19%		0.60%	10.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$27,038		$7,399		$4,965		$2,805	$910
Ratio of expenses to average net assets(d)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(d)	2.40%		1.82%		2.08%		2.13%	5.18%
Portfolio turnover rate(e)	29%		31%		32%		86%	96%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2015 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$11.69		$10.75		$9.97		$10.66	$9.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(a)	0.18	(a)	0.20	(a)	0.66	0.20
Net realized and unrealized gain (loss)	0.48		1.35		0.89		(0.60)	0.77

Total From Investment Operations	0.66		1.53		1.09		0.06	0.97

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.18)		(0.19)		(0.66)	(0.20)
From net realized gains	(0.60)		(0.41)		(0.12)		(0.09)	(0.08)

Total distributions	(0.78)		(0.59)		(0.31)		(0.75)	(0.28)

NET ASSET VALUE, END OF YEAR	$11.57		$11.69		$10.75		$9.97	$10.66

TOTAL RETURN(b) (c)	5.66%		14.37%		11.03%		0.58%	9.87%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$45,334		$49,846		$48,054		$44,131	$27,241
Ratio of expenses to average net assets(e)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(e)	1.52%		1.55%		1.85%		1.88%
Before waiver	N/A		N/A		N/A		N/A	3.88%
After waiver	N/A		N/A		N/A		N/A	3.88%
Portfolio turnover rate(f)	29%		31%		32%		86%	96%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.60		$9.80		$9.14		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(b)	0.17	(b)	0.23	(b)	0.76
Net realized and unrealized gain (loss)	0.41		1.21		0.76		(0.85)

Total From Investment Operations	0.58		1.38		0.99		(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.17)		(0.21)		(0.76)
From net realized gains	(0.60)		(0.41)		(0.12)		(0.01)

Total Distributions	(0.77)		(0.58)		(0.33)		(0.77)

NET ASSET VALUE, END OF YEAR	$10.41		$10.60		$9.80		$9.14

TOTAL RETURN(c) (d)	5.48%		14.21%		10.93%	(e)	(0.94%)	(e) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$5,108		$3,467		$2,361		$424
Ratio of expenses to average net assets(g)	0.37%		0.37%
Before waiver	N/A		N/A		0.37%		0.37%	(h)
After waiver	N/A		N/A		0.37%		0.36%	(h)
Ratio of net investment income to average net assets(g)	1.57%		1.60%
Before waiver	N/A		N/A		2.34%		2.21%	(h)
After waiver	N/A		N/A		2.34%		2.22%	(h)
Portfolio turnover rate(i)	29%		31%		32%		86%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$11.72		$10.58		$9.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	(b)	0.28	(b)	0.26	(b)	0.13
Net realized and unrealized gain (loss)	0.38		1.24		0.85		(0.19)

Total From Investment Operations	0.67		1.52		1.11		(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.22)		(0.32)		(0.13)
From net realized gains	(0.30)		(0.16)		(0.02)		–

Total Distributions	(0.50)		(0.38)		(0.34)		(0.13)

NET ASSET VALUE, END OF YEAR	$11.89		$11.72		$10.58		$9.81

TOTAL RETURN(c) (d)	5.75%		14.42%		11.34%		(0.61%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$18,134		$5,418		$1,667		$30
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%		0.12%	(g)
Ratio of net investment income to average net assets(f)	2.41%		2.41%		2.48%		2.46%	(g)
Portfolio turnover rate(h)	23%		18%		84%		234%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$11.72		$10.57		$9.80		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.21	(b)	0.25	(b)	0.15
Net realized and unrealized gain (loss)	0.47		1.30		0.83		(0.20)

Total From Investment Operations	0.66		1.51		1.08		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.20)		(0.29)		(0.15)
From net realized gains	(0.30)		(0.16)		(0.02)		–

Total distributions	(0.48)		(0.36)		(0.31)		(0.15)

NET ASSET VALUE, END OF YEAR	$11.90		$11.72		$10.57		$9.80

TOTAL RETURN(c) (d)	5.63%		14.33%		11.05%		(0.47%)	(e)(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$8,567		$8,001		$3,278		$571
Ratio of expenses to average net assets(g)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		0.22%	(h)
After waiver	N/A		N/A		N/A		0.22%	(h)
Ratio of net investment income to average net assets(g)	1.57%		1.89%		2.41%
Before waiver	N/A		N/A		N/A		5.08%	(h)
After waiver	N/A		N/A		N/A		5.08%	(h)
Portfolio turnover rate(i)	23%		18%		84%		234%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$11.76		$10.60		$9.80		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.16	(b)	0.18	(b)	0.15
Net realized and unrealized gain (loss)	0.44		1.34		0.88		(0.20)

Total From Investment Operations	0.65		1.50		1.06		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.18)		(0.24)		(0.15)
From net realized gains	(0.30)		(0.16)		(0.02)		–

Total Distributions	(0.47)		(0.34)		(0.26)		(0.15)

NET ASSET VALUE, END OF YEAR	$11.94		$11.76		$10.60		$9.80

TOTAL RETURN(c) (d) (e)	5.52%		14.16%		10.88%		(0.47%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$675		$305		$283		$268
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%		0.37%	(h)
After waiver	0.36%		0.36%		0.36%		0.17%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		1.44%		1.75%		17.24%	(h)
After waiver	1.75%		1.45%		1.76%		17.43%	(h)
Portfolio turnover rate(i)	23%		18%		84%		234%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2025 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$11.82		$10.71		$9.84		$10.66	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	(a)	0.22	(a)	0.20	(a)	0.65	0.24
Net realized and unrealized gain (loss)	0.35		1.51		0.99		(0.75)	0.77

Total From Investment Operations	0.67		1.73		1.19		(0.10)	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.21)		(0.20)		(0.65)	(0.24)
From net realized gains	(0.44)		(0.41)		(0.12)		(0.07)	(0.10)

Total Distributions	(0.64)		(0.62)		(0.32)		(0.72)	(0.34)

NET ASSET VALUE, END OF YEAR	$11.85		$11.82		$10.71		$9.84	$10.66

TOTAL RETURN(b) (c)	5.70%		16.28%		12.11%		(0.96%)	10.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$25,242		$4,216		$2,723		$2,227	$1,468
Ratio of expenses to average net assets(d)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(d)	2.67%		1.92%		1.92%		1.91%	3.20%
Portfolio turnover rate(e)	20%		33%		22%		78%	90%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2025 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$11.88		$10.76		$9.88		$10.71	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(a)	0.18	(a)	0.19	(a)	0.64	0.20
Net realized and unrealized gain (loss)	0.48		1.53		1.00		(0.76)	0.82

Total From Investment Operations	0.67		1.71		1.19		(0.12)	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.18)		(0.19)		(0.64)	(0.20)
From net realized gains	(0.44)		(0.41)		(0.12)		(0.07)	(0.10)

Total distributions	(0.62)		(0.59)		(0.31)		(0.71)	(0.30)

NET ASSET VALUE, END OF YEAR	$11.93		$11.88		$10.76		$9.88	$10.71

TOTAL RETURN(b) (c)	5.62%		16.09%		12.03%		(1.08%)	10.33%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$45,443		$44,001		$41,376		$34,165	$16,829
Ratio of expenses to average net assets(e)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(e)	1.53%		1.58%		1.79%		1.91%
Before waiver	N/A		N/A		N/A		N/A	4.04%
After waiver	N/A		N/A		N/A		N/A	4.04%
Portfolio turnover rate(f)	20%		33%		22%		78%	90%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.74		$9.79		$9.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	(b)	0.22	(b)	0.14	(b)	0.72
Net realized and unrealized gain (loss)	0.47		1.33		0.92		(0.99)

Total From Investment Operations	0.59		1.55		1.06		(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.19)		(0.16)		(0.72)
From net realized gains	(0.44)		(0.41)		(0.12)		–

Total Distributions	(0.58)		(0.60)		(0.28)		(0.72)

NET ASSET VALUE, END OF YEAR	$10.75		$10.74		$9.79		$9.01

TOTAL RETURN(c) (d) (e)	5.53%		15.97%		11.83%		(2.67%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$338		$542		$198		$132
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%		0.37%	(h)
After waiver	0.36%		0.36%		0.35%		0.32%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		2.03%		1.45%		2.47%	(h)
After waiver	1.14%		2.04%		1.48%		2.52%	(h)
Portfolio turnover rate(i)	20%		33%		22%		78%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$12.13		$10.57		$9.51		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39	(b)	0.21	(b)	0.19	(b)	0.12
Net realized and unrealized gain (loss)	0.29		1.85		1.08		(0.49)

Total From Investment Operations	0.68		2.06		1.27		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.20)		(0.19)		(0.12)
From net realized gains	(0.26)		(0.30)		(0.02)		–

Total Distributions	(0.46)		(0.50)		(0.21)		(0.12)

NET ASSET VALUE, END OF YEAR	$12.35		$12.13		$10.57		$9.51

TOTAL RETURN(c) (d)	5.56%		19.61%		13.50%		(3.76%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$24,972		$2,065		$1,354		$29
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%		0.12%	(g)
Ratio of net investment income to average net assets(f)	3.14%		1.83%		1.86%		2.83%	(g)
Portfolio turnover rate(h)	14%		18%		12%		10%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$12.13		$10.57		$9.49		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.22	(b)	0.24	(b)	0.13
Net realized and unrealized gain (loss)	0.48		1.83		1.02		(0.51)

Total From Investment Operations	0.67		2.05		1.26		(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.19)		(0.16)		(0.13)
From net realized gains	(0.26)		(0.30)		(0.02)		–

Total distributions	(0.43)		(0.49)		(0.18)		(0.13)

NET ASSET VALUE, END OF YEAR	$12.37		$12.13		$10.57		$9.49

TOTAL RETURN(c) (d)	5.51%		19.48%		13.39%	(e)	(3.77%)	(e)(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$7,630		$6,011		$3,195		$877
Ratio of expenses to average net assets(g)	0.22%		0.22%
Before waiver	N/A		N/A		0.22%		0.22%	(h)
After waiver	N/A		N/A		0.22%		0.19%	(h)
Ratio of net investment income to average net assets(g)	1.54%		1.86%
Before waiver	N/A		N/A		2.33%		7.80%	(h)
After waiver	N/A		N/A		2.33%		7.82%	(h)
Portfolio turnover rate(i)	14%		18%		12%		10%	(f)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$12.20		$10.61		$9.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.16	(b)	0.35	(b)	0.09
Net realized and unrealized gain (loss)	0.44		1.89		0.93		(0.46)

Total From Investment Operations	0.65		2.05		1.28		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.16)		(0.19)		(0.09)
From net realized gains	(0.26)		(0.30)		(0.02)		–

Total Distributions	(0.42)		(0.46)		(0.21)		(0.09)

NET ASSET VALUE, END OF YEAR	$12.43		$12.20		$10.61		$9.54

TOTAL RETURN(c) (d) (e)	5.30%		19.39%		13.49%		(3.75%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$147		$95		$104		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%		0.37%	(h)
After waiver	0.33%		0.34%		0.28%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		1.33%		3.22%		1.56%	(h)
After waiver	1.67%		1.36%		3.31%		1.81%	(h)
Portfolio turnover rate(i)	14%		18%		12%		10%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2035 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$12.48		$10.76		$9.64		$10.80	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	(a)	0.22	(a)	0.20	(a)	0.78	0.22
Net realized and unrealized gain (loss)	0.25		2.17		1.20		(1.11)	0.91

Total From Investment Operations	0.67		2.39		1.40		(0.33)	1.13

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.22)		(0.19)		(0.77)	(0.23)
From net realized gains	(0.31)		(0.45)		(0.09)		(0.06)	(0.11)

Total Distributions	(0.51)		(0.67)		(0.28)		(0.83)	(0.34)

NET ASSET VALUE, END OF YEAR	$12.64		$12.48		$10.76		$9.64	$10.80

TOTAL RETURN(b) (c)	5.36%		22.30%		14.61%		(3.10%)	11.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$32,021		$2,333		$1,455		$1,059	$843
Ratio of expenses to average net assets(d)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(d)	3.25%		1.86%		1.90%		1.73%	3.34%
Portfolio turnover rate(e)	15%		31%		14%		89%	75%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2035 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$12.54		$10.80		$9.67		$10.83	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(a)	0.20	(a)	0.18	(a)	0.76	0.19
Net realized and unrealized gain (loss)	0.48		2.19		1.21		(1.10)	0.93

Total From Investment Operations	0.67		2.39		1.39		(0.34)	1.12

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.20)		(0.17)		(0.76)	(0.19)
From net realized gains	(0.31)		(0.45)		(0.09)		(0.06)	(0.11)

Total distributions	(0.49)		(0.65)		(0.26)		(0.82)	(0.30)

NET ASSET VALUE, END OF YEAR	$12.72		$12.54		$10.80		$9.67	$10.83

TOTAL RETURN(b) (c)	5.27%		22.21%		14.51%		(3.14%)	11.32%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$31,556		$28,062		$24,082		$19,711	$8,615
Ratio of expenses to average net assets(e)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(e)	1.46%		1.64%		1.71%		1.76%
Before waiver	N/A		N/A		N/A		N/A	3.99%
After waiver	N/A		N/A		N/A		N/A	3.99%
Portfolio turnover rate(f)	15%		31%		14%		89%	75%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$11.31		$9.69		$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.07	(b)	0.22	(b)	0.80
Net realized and unrealized gain (loss)	0.42		2.04		1.03		(1.29)

Total From Investment Operations	0.61		2.11		1.25		(0.49)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.04)		(0.18)		(0.80)
From net realized gains	(0.31)		(0.45)		(0.09)		–

Total Distributions	(0.51)		(0.49)		(0.27)		(0.80)

NET ASSET VALUE, END OF YEAR	$11.41		$11.31		$9.69		$8.71

TOTAL RETURN(c) (d) (e)	5.30%		21.87%		14.44%		(4.84%)(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$22		$17		$45		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%		0.37%	(h)
After waiver	0.15%		0.33%		0.26%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		0.64%		2.20%		1.50%	(h)
After waiver	1.65%		0.68%		2.31%		1.73%	(h)
Portfolio turnover rate(i)	15%		31%		14%		89%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$12.34		$10.51		$9.35		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.46	(b)	0.27	(b)	0.41	(b)	0.11
Net realized and unrealized gain (loss)	0.17		2.19		1.01		(0.65)

Total From Investment Operations	0.63		2.46		1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.21)		(0.21)		(0.11)
From net realized gains	(0.29)		(0.42)		(0.05)		–

Total Distributions	(0.49)		(0.63)		(0.26)		(0.11)

NET ASSET VALUE, END OF YEAR	$12.48		$12.34		$10.51		$9.35

TOTAL RETURN(c) (d)	5.02%		23.58%		15.28%		(5.40%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$13,959		$335		$108		$12
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%		0.12%	(g)
Ratio of net investment income to average net assets(f)	3.68%		2.26%		3.97%		1.69%	(g)
Portfolio turnover rate(h)	15%		19%		15%		9%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$12.31		$10.48		$9.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.23	(b)	0.22	(b)	0.15
Net realized and unrealized gain (loss)	0.43		2.22		1.18		(0.69)

Total From Investment Operations	0.62		2.45		1.40		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.20)		(0.18)		(0.15)
From net realized gains	(0.29)		(0.42)		(0.05)		–

Total distributions	(0.46)		(0.62)		(0.23)		(0.15)

NET ASSET VALUE, END OF YEAR	$12.47		$12.31		$10.48		$9.31

TOTAL RETURN(c) (d)	4.97%		23.49%	(e)	15.14%	(e)	(5.43%)	(e)(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$5,653		$4,738		$2,235		$858
Ratio of expenses to average net assets(g)	0.22%
Before waiver	N/A		0.22%		0.22%		0.22%	(h)
After waiver	N/A		0.22%		0.22%		0.21%	(h)
Ratio of net investment income to average net assets(g)	1.48%
Before waiver	N/A		1.93%		2.18%		6.06%	(h)
After waiver	N/A		1.93%		2.18%		6.07%	(h)
Portfolio turnover rate(i)	15%		19%		15%		9%	(f)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$12.39		$10.55		$9.35		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	(b)	0.44	(b)	0.18	(b)	0.11
Net realized and unrealized gain (loss)	0.48		2.03		1.24		(0.65)

Total From Investment Operations	0.63		2.47		1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.21)		(0.17)		(0.11)
From net realized gains	(0.29)		(0.42)		(0.05)		–

Total Distributions	(0.45)		(0.63)		(0.22)		(0.11)

NET ASSET VALUE, END OF YEAR	$12.57		$12.39		$10.55		$9.35

TOTAL RETURN(c) (d) (e)	5.07%		23.55%		15.31%		(5.40%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$18		$107		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%		0.37%	(h)
After waiver	0.17%		0.27%		0.12%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		3.50%		1.49%		1.44%	(h)
After waiver	1.18%		3.61%		1.74%		1.69%	(h)
Portfolio turnover rate(i)	15%		19%		15%		9%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2045 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$12.57		$10.79		$9.60		$10.85	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.41	(a)	0.10	(a)	0.19	(a)	0.77	0.21
Net realized and unrealized gain (loss)	0.18		2.46		1.30		(1.20)	0.93

Total From Investment Operations	0.59		2.56		1.49		(0.43)	1.14

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.19)		(0.18)		(0.76)	(0.22)
From net realized gains	(0.36)		(0.59)		(0.12)		(0.06)	(0.08)

Total Distributions	(0.56)		(0.78)		(0.30)		(0.82)	(0.30)

NET ASSET VALUE, END OF YEAR	$12.60		$12.57		$10.79		$9.60	$10.85

TOTAL RETURN(b) (c)	4.72%		23.82%		15.59%		(3.96%)	11.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$10,018		$672		$2,357		$1,784	$1,629
Ratio of expenses to average net assets(d)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(d)	3.17%		0.88%		1.82%		1.63%	3.37%
Portfolio turnover rate(e)	12%		26%		13%		76%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2045 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$12.55		$10.80		$9.61		$10.88	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(a)	0.20	(a)	0.18	(a)	0.76	0.19
Net realized and unrealized gain (loss)	0.39		2.35		1.30		(1.21)	0.95

Total From Investment Operations	0.58		2.55		1.48		(0.45)	1.14

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.21)		(0.17)		(0.76)	(0.19)
From net realized gains	(0.36)		(0.59)		(0.12)		(0.06)	(0.08)

Total distributions	(0.54)		(0.80)		(0.29)		(0.82)	(0.27)

NET ASSET VALUE, END OF YEAR	$12.59		$12.55		$10.80		$9.61	$10.88

TOTAL RETURN(b) (c)	4.58%		23.68%		15.46%		(4.11%)	11.43%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$15,042		$13,389		$10,464		$7,986	$2,632
Ratio of expenses to average net assets(e)	0.22%		0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A		N/A	0.22%
After waiver	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(e)	1.47%		1.70%		1.74%		1.84%
Before waiver	N/A		N/A		N/A		N/A	4.10%
After waiver	N/A		N/A		N/A		N/A	4.10%
Portfolio turnover rate(f)	12%		26%		13%		76%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$11.12		$9.65		$8.62		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.19	(b)	0.16	(b)	0.80
Net realized and unrealized gain (loss)	0.42		2.09		1.17		(1.37)

Total From Investment Operations	0.51		2.28		1.33		(0.57)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.22)		(0.18)		(0.80)
From net realized gains	(0.36)		(0.59)		(0.12)		(0.01)

Total Distributions	(0.45)		(0.81)		(0.30)		(0.81)

NET ASSET VALUE, END OF YEAR	$11.18		$11.12		$9.65		$8.62

TOTAL RETURN(c) (d) (e)	4.58%		23.81%		15.49%		(5.73%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$18		$17		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%		0.37%	(h)
After waiver	0.30%		0.12%		0.12%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		1.54%		1.50%		1.43%	(h)
After waiver	0.82%		1.79%		1.75%		1.68%	(h)
Portfolio turnover rate(i)	12%		26%		13%		76%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$12.44		$10.41		$9.23		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.50	(b)	0.27	(b)	0.21	(b)	0.16
Net realized and unrealized gain (loss)	0.07		2.17		1.33		(0.77)

Total From Investment Operations	0.57		2.44		1.44		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.21)		(0.19)		(0.16)
From net realized gains	(0.26)		(0.20)		(0.07)		–

Total Distributions	(0.46)		(0.41)		(0.26)		(0.16)

NET ASSET VALUE, END OF YEAR	$12.55		$12.44		$10.41		$9.23

TOTAL RETURN(c) (d)	4.54%		23.49%		15.67%		(6.07%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$6,748		$157		$47		$12
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%		0.12%	(g)
Ratio of net investment income to average net assets(f)	3.94%		2.30%		2.06%		1.67%	(g)
Portfolio turnover rate(h)	17%		12%		22%		25%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$12.41		$10.38		$9.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(b)	0.26	(b)	0.23	(b)	0.19
Net realized and unrealized gain (loss)	0.34		2.17		1.20		(0.81)

Total From Investment Operations	0.54		2.43		1.43		(0.62)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.20)		(0.17)		(0.19)
From net realized gains	(0.26)		(0.20)		(0.07)		–

Total distributions	(0.43)		(0.40)		(0.24)		(0.19)

NET ASSET VALUE, END OF YEAR	$12.52		$12.41		$10.38		$9.19

TOTAL RETURN(c) (d) (e)	4.34%		23.46%		15.62%		(6.19%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,688		$1,260		$298		$75
Ratio of expenses to average net assets(g)
Before waiver	0.22%		0.22%		0.22%		0.22%	(h)
After waiver	0.22%		0.22%		0.21%		0.18%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		2.25%		2.31%		4.16%	(h)
After waiver	1.57%		2.25%		2.32%		4.21%	(h)
Portfolio turnover rate(i)	17%		12%		22%		25%	(f)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$12.48		$10.43		$9.23		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(b)	0.21	(b)	0.18	(b)	0.16
Net realized and unrealized gain (loss)	0.37		2.24		1.25		(0.77)

Total From Investment Operations	0.57		2.45		1.43		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.20)		(0.16)		(0.16)
From net realized gains	(0.26)		(0.20)		(0.07)		–

Total Distributions	(0.45)		(0.40)		(0.23)		(0.16)

NET ASSET VALUE, END OF YEAR	$12.60		$12.48		$10.43		$9.23

TOTAL RETURN(c) (d) (e)	4.51%		23.59%		15.61%		(6.07%)	(f)

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of year (000)	$18		$17		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%		0.37%	(h)
After waiver	0.12%		0.12%		0.12%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		1.54%		1.50%		1.42%	(h)
After waiver	1.55%		1.79%		1.75%		1.67%	(h)
Portfolio turnover rate(i)	17%		12%		22%		25%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2055 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$12.76		$10.77		$9.52		$10.83	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(a)	0.25	(a)	0.23	(a)	0.80	0.20
Net realized and unrealized gain (loss)	0.20		2.23		1.26		(1.27)	0.91

Total From Investment Operations	0.55		2.48		1.49		(0.47)	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.22)		(0.18)		(0.82)	(0.18)
From net realized gains	(0.62)		(0.27)		(0.06)		(0.02)	(0.09)

Total Distributions	(0.83)		(0.49)		(0.24)		(0.84)	(0.27)

NET ASSET VALUE, END OF YEAR	$12.48		$12.76		$10.77		$9.52	$10.83

TOTAL RETURN(b) (c)	4.25%		23.17%		15.73%		(4.42%)	11.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,532		$564		$274		$44	$23
Ratio of expenses to average net assets(d)	0.12%		0.12%		0.12%		0.12%	0.12%
Ratio of net investment income to average net assets(d)	2.70%		2.04%		2.25%		2.13%	2.53%
Portfolio turnover rate(e)	25%		20%		18%		121%	65%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West SecureFoundation® Lifetime 2055 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$12.75		$10.76		$9.51		$10.82	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(a)	0.21	(a)	0.22	(a)	0.80	0.20
Net realized and unrealized gain (loss)	0.32		2.25		1.26		(1.29)	0.92

Total From Investment Operations	0.52		2.46		1.48		(0.49)	1.12

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.20)		(0.17)		(0.80)	(0.20)
From net realized gains	(0.62)		(0.27)		(0.06)		(0.02)	(0.09)

Total distributions	(0.80)		(0.47)		(0.23)		(0.82)	(0.29)

NET ASSET VALUE, END OF YEAR	$12.47		$12.75		$10.76		$9.51	$10.82

TOTAL RETURN(b) (c) (d)	4.07%		23.02%		15.63%		(4.59%)	11.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$2,126		$1,620		$1,109		$399	$214
Ratio of expenses to average net assets(e)			0.22%
Before waiver	0.22%		N/A		0.22%		0.22%	0.22%
After waiver	0.22%		N/A		0.22%		0.22%	0.20%
Ratio of net investment income to average net assets(e)			1.79%
Before waiver	N/A		N/A		2.17%		1.76%	4.68%
After waiver	1.57%		N/A		2.17%		1.76%	4.70%
Portfolio turnover rate(f)	25%		20%		18%		121%	65%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$11.41		$9.67		$8.56		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(b)	0.19	(b)	0.16	(b)	0.81
Net realized and unrealized gain (loss)	0.31		2.04		1.19		(1.44)

Total From Investment Operations	0.49		2.23		1.35		(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.22)		(0.18)		(0.81)
From net realized gains	(0.62)		(0.27)		(0.06)		–

Total Distributions	(0.82)		(0.49)		(0.24)		(0.81)

NET ASSET VALUE, END OF YEAR	$11.08		$11.41		$9.67		$8.56

TOTAL RETURN(c) (d) (e)	4.27%		23.21%		15.78%		(6.33%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$17		$17		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.22%		0.37%		0.37%		0.37%	(h)
After waiver	0.12%		0.12%		0.12%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		1.55%		1.52%		1.42%	(h)
After waiver	1.56%		1.80%		1.77%		1.67%	(h)
Portfolio turnover rate(i)	25%		20%		18%		121%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Each of the Funds offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

 Annual Report - December 31, 2014

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2014:

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 1, 2014	$3,099,376	$700,248	$2,041,237
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	50,639	14,043	36,761
Purchases	1,587,667	888,752	1,543,416
Sales	(742,606)	(194,588)	(301,166)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2014	$3,995,076	$1,408,455	$3,320,248

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 1, 2014	$175,828	$261,275	$12,788
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	5,616	5,937	428
Purchases	679,124	462,181	56,635
Sales	(42,224)	(58,353)	(4,801)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2014	$818,344	$671,040	$65,050

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

 Annual Report - December 31, 2014

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Great-West SecureFoundation® Lifetime 2015 Fund

Ordinary income	$1,111,628	$927,561
Long-term capital gain	3,672,398	2,066,595

	$4,784,026	$2,994,156

	2014	2013
Great-West SecureFoundation® Lifetime 2020 Fund

Ordinary income	$363,272	$211,901
Long-term capital gain	577,307	164,166

	$940,579	$376,067

	2014	2013
Great-West SecureFoundation® Lifetime 2025 Fund

Ordinary income	$977,880	$752,411
Long-term capital gain	2,246,502	1,678,810

	$3,224,382	$2,431,221

	2014	2013
Great-West SecureFoundation® Lifetime 2030 Fund

Ordinary income	$387,207	$119,123
Long-term capital gain	405,151	193,416

	$792,358	$312,539

 Annual Report - December 31, 2014

	2014	2013
Great-West SecureFoundation® Lifetime 2035 Fund

Ordinary income	$810,529	$460,188
Long-term capital gain	1,204,864	1,047,153

	$2,015,393	$1,507,341

	2014	2013
Great-West SecureFoundation® Lifetime 2040 Fund

Ordinary income	$239,892	$77,130
Long-term capital gain	303,194	168,247

	$543,086	$245,377

	2014	2013
Great-West SecureFoundation® Lifetime 2045 Fund

Ordinary income	$332,897	$222,637
Long-term capital gain	588,016	633,436

	$920,913	$856,073

	2014	2013
Great-West SecureFoundation® Lifetime 2050 Fund

Ordinary income	$104,871	$21,268
Long-term capital gain	113,191	21,637

	$218,062	$42,905

	2014	2013
Great-West SecureFoundation® Lifetime 2055 Fund

Ordinary income	$50,087	$33,996
Long-term capital gain	159,023	45,609

	$209,110	$79,605

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales and distribution adjustments.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of each Fund were unaffected by the reclassifications.

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West SecureFoundation® Lifetime 2015 Fund	$–	$388	$(388)
Great-West SecureFoundation® Lifetime 2020 Fund	–	112	(112)
Great-West SecureFoundation® Lifetime 2025 Fund	–	114	(114)
Great-West SecureFoundation® Lifetime 2030 Fund	–	–	–
Great-West SecureFoundation® Lifetime 2035 Fund	–	–	–
Great-West SecureFoundation® Lifetime 2040 Fund	–	–	–
Great-West SecureFoundation® Lifetime 2045 Fund	–	–	–
Great-West SecureFoundation® Lifetime 2050 Fund	–	–	–
Great-West SecureFoundation® Lifetime 2055 Fund	–	–	–

 Annual Report - December 31, 2014

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Great-West SecureFoundation® Lifetime 2015 Fund
Undistributed net investment income	$2,054
Undistributed long-term capital gains	1,191,844
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	4,073,292

Tax composition of capital	$5,267,190

Great-West SecureFoundation® Lifetime 2020 Fund
Undistributed net investment income	$100
Undistributed long-term capital gains	368,380
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	536,796

Tax composition of capital	$905,276

Great-West SecureFoundation® Lifetime 2025 Fund
Undistributed net investment income	$–
Undistributed long-term capital gains	1,268,389
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	4,460,688

Tax composition of capital	$5,729,077

Great-West SecureFoundation® Lifetime 2030 Fund
Undistributed net investment income	$57
Undistributed long-term capital gains	493,479
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	394,928

Tax composition of capital	$888,464

Great-West SecureFoundation® Lifetime 2035 Fund
Undistributed net investment income	$1,764
Undistributed long-term capital gains	1,154,453
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	3,597,856

Tax composition of capital	$4,754,073

Great-West SecureFoundation® Lifetime 2040 Fund
Undistributed net investment income	$–
Undistributed long-term capital gains	332,089
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	142,918

Tax composition of capital	$475,007

Great-West SecureFoundation® Lifetime 2045 Fund
Undistributed net investment income	$–
Undistributed long-term capital gains	476,633

 Annual Report - December 31, 2014

Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	1,972,459

Tax composition of capital	$2,449,092

Great-West SecureFoundation® Lifetime 2050 Fund
Undistributed net investment income	$–
Undistributed long-term capital gains	123,337
Capital loss carryforwards	–
Post-October losses	–
Net unrealized depreciation	(104,716)

Tax composition of capital	$18,621

Great-West SecureFoundation® Lifetime 2055 Fund
Undistributed net investment income	$–
Undistributed long-term capital gains	61,628
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	178,978

Tax composition of capital	$240,606

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Great-West SecureFoundation® Lifetime 2015 Fund	$73,420,136	$4,998,739	$(925,447)	$4,073,292
Great-West SecureFoundation® Lifetime 2020 Fund	26,843,490	876,438	(339,642)	536,796
Great-West SecureFoundation® Lifetime 2025 Fund	66,573,994	5,279,609	(818,921)	4,460,688
Great-West SecureFoundation® Lifetime 2030 Fund	32,359,210	997,782	(602,854)	394,928
Great-West SecureFoundation® Lifetime 2035 Fund	60,011,301	4,770,177	(1,172,321)	3,597,856
Great-West SecureFoundation® Lifetime 2040 Fund	19,489,623	644,499	(501,581)	142,918
Great-West SecureFoundation® Lifetime 2045 Fund	23,109,569	2,440,052	(467,593)	1,972,459
Great-West SecureFoundation® Lifetime 2050 Fund	8,559,597	157,564	(262,280)	(104,716)
Great-West SecureFoundation® Lifetime 2055 Fund	3,497,104	261,784	(82,806)	178,978

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Funds are evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

 Annual Report - December 31, 2014

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Lifetime 2015 Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/ (Loss)		Dividends and Interest Received		Fair Value 12/31/2014
Great-West Bond Index Fund Initial Class	2,213,234	$23,412,856	$12,829,313	$6,860,564	$	(75,032)	$	573,555	$	30,254,909
Great-West International Index Fund Initial Class	990,308	8,307,338	5,060,118	1,597,483		571,125		176,349		10,378,431
Great-West Life & Annuity Contract	3,995,076	3,099,376	1,587,667	742,606		—		50,639		3,995,076
Great-West S&P 500® Index Fund Initial Class	1,023,729	14,596,780	7,439,638	3,327,654		1,773,697		250,559		18,457,833
Great-West S&P Mid Cap 400® Index Fund Initial Class	541,811	6,262,026	3,607,927	1,371,339		795,845		100,613		7,953,779
Great-West S&P Small Cap 600® Index Fund Initial Class	377,623	3,730,614	2,427,498	905,245		409,915		51,722		4,776,923

					$	3,475,550	$	1,203,437	$	75,816,951

Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/ (Loss)		Dividends and Interest Received		Fair Value 12/31/2014
Great-West Bond Index Fund Initial Class	781,925	$5,291,482	$6,919,019	$1,779,765	$	(49,158)	$	175,599	$	10,688,916
Great-West International Index Fund Initial Class	350,336	1,882,480	2,509,139	329,519		90,026		62,085		3,671,524
Great-West Life & Annuity Contract	1,408,455	700,248	888,752	194,588		—		14,043		1,408,455
Great-West S&P 500® Index Fund Initial Class	361,438	3,289,965	3,843,624	751,552		281,399		78,558		6,516,724
Great-West S&P Mid Cap 400® Index Fund Initial Class	191,399	1,414,694	1,782,887	316,583		117,597		32,039		2,809,736
Great-West S&P Small Cap 600® Index Fund Initial Class	133,927	848,083	1,140,574	203,914		69,498		16,624		1,694,178

					$	509,362	$	378,948	$	26,789,533

 Annual Report - December 31, 2014

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/ (Loss)		Dividends and Interest Received		Fair Value 12/31/2014
Great-West Bond Index Fund Initial Class	1,948,889	$17,292,454	$11,985,205	$3,309,887	$	(58,543)	$	467,722	$	26,641,317
Great-West International Index Fund Initial Class	946,873	7,194,168	5,001,415	1,159,984		308,483		168,487		9,923,225
Great-West Life & Annuity Contract	3,320,248	2,041,237	1,543,416	301,166		—		36,761		3,320,248
Great-West S&P 500® Index Fund Initial Class	964,025	12,411,860	6,820,733	2,223,414		1,004,044		231,368		17,381,378
Great-West S&P Mid Cap 400® Index Fund Initial Class	511,901	5,311,332	3,406,344	1,012,791		405,126		93,597		7,514,708
Great-West S&P Small Cap 600® Index Fund Initial Class	363,096	3,276,709	2,378,925	666,174		333,738		49,109		4,593,167

					$	1,992,848	$	1,047,044	$	69,374,043

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/ (Loss)		Dividends and Interest Received		Fair Value 12/31/2014
Great-West Bond Index Fund Initial Class	659,258	$2,079,810	$7,489,501	$687,937	$	(14,153)	$	120,159	$	9,012,054
Great-West International Index Fund Initial Class	546,678	1,497,580	5,022,324	238,353		69,137		95,732		5,729,188
Great-West Life & Annuity Contract	818,344	175,828	679,124	42,224		—		5,616		818,344
Great-West S&P 500® Index Fund Initial Class	519,226	2,397,743	7,171,083	438,875		192,018		98,061		9,361,643
Great-West S&P Mid Cap 400® Index Fund Initial Class	274,159	1,028,078	3,228,731	173,023		70,670		40,862		4,024,656
Great-West S&P Small Cap 600® Index Fund Initial Class	211,538	687,723	2,273,081	192,965		64,697		23,628		2,675,956

					$	382,369	$	384,058	$	31,621,841

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/ (Loss)		Dividends and Interest Received		Fair Value 12/31/2014
Great-West Bond Index Fund Initial Class	839,488	$4,946,318	$7,647,580	$1,343,973	$	(14,948)	$	178,095	$	11,475,805
Great-West International Index Fund Initial Class	1,257,422	6,534,590	8,734,420	863,147		110,388		222,890		13,177,779
Great-West Life & Annuity Contract	671,040	261,275	462,181	58,353		—		5,937		671,040
Great-West S&P 500® Index Fund Initial Class	1,122,429	9,858,828	10,997,450	1,289,169		587,310		242,998		20,237,390
Great-West S&P Mid Cap 400® Index Fund Initial Class	594,105	4,225,254	5,150,998	588,023		193,687		99,656		8,721,468
Great-West S&P Small Cap 600® Index Fund Initial Class	494,697	3,047,375	4,095,434	573,628		223,098		61,595		6,257,916

					$	1,099,535	$	811,171	$	60,541,398

 Annual Report - December 31, 2014

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 12/31/2014
Great-West Bond Index Fund Initial Class	167,128	$557,721	$1,924,608	$232,780	$	(4,772)	$	30,912	$	2,284,634
Great-West International Index Fund Initial Class	432,679	1,228,834	3,942,929	190,180		57,511		76,492		4,534,480
Great-West Life & Annuity Contract	65,050	12,788	56,635	4,801		—		428		65,050
Great-West S&P 500® Index Fund Initial Class	363,113	1,728,702	4,974,972	312,738		137,323		69,061		6,546,923
Great-West S&P Mid Cap 400® Index Fund Initial Class	191,769	742,775	2,256,655	136,611		54,595		28,736		2,815,165
Great-West S&P Small Cap 600® Index Fund Initial Class	171,647	578,545	1,829,099	161,290		52,491		19,299		2,171,332

					$	297,148	$	224,928	$	18,417,584

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)		Dividends Received		Fair Value 12/31/2014
Great-West Bond Index Fund Initial Class	168,149	$1,262,566	$1,251,746	$267,329	$	(3,779)	$	39,591	$	2,298,597
Great-West International Index Fund Initial Class	582,428	3,457,657	3,419,091	242,576		35,892		102,954		6,103,844
Great-West S&P 500® Index Fund Initial Class	460,054	4,643,277	3,745,562	469,679		211,525		105,086		8,294,777
Great-West S&P Mid Cap 400® Index Fund Initial Class	243,109	1,989,439	1,824,182	239,833		83,631		42,673		3,568,840
Great-West S&P Small Cap 600® Index Fund Initial Class	233,514	1,654,445	1,736,597	282,331		117,457		30,279		2,953,958

					$	444,726	$	320,583	$	23,220,016

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)		Dividends Received		Fair Value 12/31/2014
Great-West Bond Index Fund Initial Class	51,965	$118,664	$655,751	$73,087	$	(1,398)	$	9,128	$	710,364
Great-West International Index Fund Initial Class	201,657	360,195	2,055,758	104,127		23,628		35,314		2,113,367
Great-West S&P 500® Index Fund Initial Class	150,570	457,413	2,319,206	120,420		41,823		27,073		2,714,764
Great-West S&P Mid Cap 400® Index Fund Initial Class	79,338	196,022	1,057,058	65,862		19,516		11,309		1,164,678
Great-West S&P Small Cap 600® Index Fund Initial Class	81,168	174,786	965,482	82,661		21,084		8,750		1,026,778

					$	104,653	$	91,574	$	7,729,951

 Annual Report - December 31, 2014

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2014
Great-West Bond Index Fund Initial Class	21,611	$173,789	$188,413	$74,961	$(1,958)	$5,088	$295,423
Great-West International Index Fund Initial Class	89,175	564,456	592,014	116,377	27,399	15,623	934,556
Great-West S&P 500® Index Fund Initial Class	63,140	676,646	570,074	128,920	52,716	14,445	1,138,408
Great-West S&P Mid Cap 400® Index Fund Initial Class	33,272	290,261	279,359	64,725	24,345	5,876	488,433
Great-West S&P Small Cap 600® Index Fund Initial Class	36,241	275,254	296,150	76,711	26,397	4,750	458,447

					$128,899	$45,782	$3,315,267

3. PURCHASES & SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$ 33,837,711	$ 18,691,489
Great-West SecureFoundation® Lifetime 2020 Fund	17,524,398	4,183,389
Great-West SecureFoundation® Lifetime 2025 Fund	32,050,535	11,042,892
Great-West SecureFoundation® Lifetime 2030 Fund	26,925,477	2,274,996
Great-West SecureFoundation® Lifetime 2035 Fund	39,301,454	6,240,607
Great-West SecureFoundation® Lifetime 2040 Fund	16,108,915	1,451,680
Great-West SecureFoundation® Lifetime 2045 Fund	13,130,089	2,171,976
Great-West SecureFoundation® Lifetime 2050 Fund	7,796,092	619,862
Great-West SecureFoundation® Lifetime 2055 Fund	2,177,044	674,617

4. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

5. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West SecureFoundation® Lifetime 2015 Fund	$ 17,417	$ 287,945
Great-West SecureFoundation® Lifetime 2020 Fund	6,161	101,864
Great-West SecureFoundation® Lifetime 2025 Fund	16,652	275,312
Great-West SecureFoundation® Lifetime 2030 Fund	9,614	158,948
Great-West SecureFoundation® Lifetime 2035 Fund	22,114	365,610
Great-West SecureFoundation® Lifetime 2040 Fund	7,609	125,804
Great-West SecureFoundation® Lifetime 2045 Fund	10,243	169,345
Great-West SecureFoundation® Lifetime 2050 Fund	3,546	58,633
Great-West SecureFoundation® Lifetime 2055 Fund	1,568	25,928

 Annual Report - December 31, 2014

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West SecureFoundation® Lifetime 2015 Fund	33%
Great-West SecureFoundation® Lifetime 2020 Fund	32%
Great-West SecureFoundation® Lifetime 2025 Fund	35%
Great-West SecureFoundation® Lifetime 2030 Fund	38%
Great-West SecureFoundation® Lifetime 2035 Fund	44%
Great-West SecureFoundation® Lifetime 2040 Fund	43%
Great-West SecureFoundation® Lifetime 2045 Fund	47%
Great-West SecureFoundation® Lifetime 2050 Fund	40%
Great-West SecureFoundation® Lifetime 2055 Fund	44%

 Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West SecureFoundation® Lifetime 2015 Fund, Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund, Great-West SecureFoundation® Lifetime 2030 Fund, Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050, and Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively the Funds), of Great-West Funds, Inc. as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with transfer agent and mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015